Taxes on income (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the deferred tax liabilities and assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred research and development cost	$2,661	$4,410
Employee related liabilities	3,275	2,023
Intangible assets	857	991
Goodwill	1,647	2,851
Deferred revenues	2,563	2,167
Carryforward loss	—	1,826
Operating lease liability	2,732	2,094
Issuance costs	—	675
Marketable securities	13	189
Derivative instruments	—	52
Property and equipment	39	—
Other	749	765
Total deferred tax assets	14,536	18,043

Deferred tax liabilities:
Deferred costs	3,066	1,946
Intangible assets	337	497
Goodwill	445	237
Property and equipment	874	777
Operating lease right-of-use assets	2,652	2,022
Derivative instruments	119	—
Marketable securities	15	—
Other	4	53
Total deferred tax liabilities	7,512	5,532
Total deferred tax assets, net	$7,024	$12,511

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense allocated to continuing operations is as follows:

	Year Ended December 31,
	2023	2022	2021
Income before income taxes expense, as reported in the consolidated statements of operations	$(75,563)	$120,760	$82,305
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	(17,379)	27,775	18,930
Foreign subsidiaries taxed at different tax rates	565	104	167
Preferred tax rates in Israel	9,713	(12,121)	(7,598)
Remeasurement of liability instruments	14,322	(14,024)	(8,145)
Non-deductible expense	823	400	1,363
Taxes in respect of prior years	(1,193)	103	(125)
Tax on dividend distributed from trapped earnings	—	(2,369)	7,068
Research and development tax credits	(2,087)	—	—
Other	773	87	(751)
Actual tax expense (income)	$5,537	$(45)	$10,909

Schedule of Income before Income Tax, Domestic and Foreign	(Loss) income before income tax expense is comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Domestic	$(88,298)	$110,187	$71,434
Foreign	12,735	10,573	10,871
	$(75,563)	$120,760	$82,305

Schedule of Components of Income Tax Expense (Benefit)
Tax expense (income) allocated to continuing operations is comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Current:
Domestic	$3,010	$(2,573)	$9,665
Foreign	(2,876)	4,920	2,882
Total current tax expense:	134	2,347	12,547

Deferred:
Domestic	1,596	(85)	(10)
Foreign	3,807	(2,307)	(1,628)
Total deferred tax benefit	5,403	(2,392)	(1,638)
Total tax expense (income)	$5,537	$(45)	$10,909

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31, 2023	December 31, 2022
Unrecognized tax benefits, beginning of year	$3,073	$3,238
Decreases in tax positions for prior years	(436)	(452)
Increases in tax positions for current year	892	287
Unrecognized tax benefits, end of year	$3,529	$3,073